INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INVENTORIES
INVENTORIES
3.	INVENTORIES

The major classes of inventories were as follows:

	September 30, 2021	December 31, 2020
Raw materials	$27,293	$27,094
Work in process	1,457	1,055
Finished goods	352	3,999
Inventory reserve	(2,613)	(1,950)
	$26,489	$30,197

The Company reviews inventory for slow moving or obsolete amounts based on expected product sales volume and provides reserves against the carrying amount of inventory as appropriate.

4.	INVENTORIES

The major classes of inventories were as follows:

	December 31,
	2020	2019
Raw materials	$27,094	$16,701
Work in process	1,055	1,538
Finished goods	3,999	1,042
Inventory reserve	(1,950)	(793)
	$30,197	$18,488

The Company reviews inventory for slow moving or obsolete amounts based on expected product sales volume and provides reserves against the carrying amount of inventory as appropriate.